Leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases
(12)	Leases
The Company adopted ASC 842 as of January 1, 2022, on a modified retrospective basis with no cumulative adjustment to equity as of the adoption date. The Company has presented financial results and applied its accounting policies for the period beginning January 1, 2022 under ASC 842 for the predecessor and successor periods. The Company elected to take the practical expedient to not separate lease and non-lease
components as part of the adoption. Lease agreements entered into after the adoption of ASC 842 that include lease and non-
lease components are accounted for as a single lease component. Since January 1, 2022, the Company’s operating leases, excluding those with terms less than 12 months, have been discounted and recorded as assets and liabilities on the Company’s Condensed Consolidated Statement of Financial Position. The Company primarily has non-cancellable
operating leases for office spaces across various countries. We categorize leases as either operating or finance leases at the commencement date of the respective lease.
The components of lease costs are as follows:

	For the Period
(Dollars in Thousands)	January 3 – March 31, 2023 (Successor)	January 1 – March 31, 2022 (Predecessor)
Operating lease expense	$1,926	$750
Variable lease expense	437	358
Short-term lease expense	205	31

Total lease expense	$2,568	$1,139

Supplemental cash flow information and
non-cash
activity related to our operating leases are as follows:

	For the Period
(Dollars in Thousands)	January 3 – March 31, 2023 (Successor)	January 1 – March 31, 2022 (Predecessor)
Operating cash flow information:
Operating cash flow from operating leases	$1,666	$701
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	214	—
Weighted-average remaining lease term and discount rate for our operating leases are as follows:

As of March 31, 2023 (Successor)
Weighted-average remaining lease term	5.45
Weighted-average discount rate	6.29%

As of March 31, 2023 (Successor), the future minimum lease payments for the Company’s operating leases for each of the years ending March 31 are as follows (in thousands):

(Dollars in Thousands)	Future Minimum Rental Operating Leases
Rest of 2023	$4,957
2024	7,551
2025	5,388
2026	4,131
2027	3,446
2028 and beyond	6,695

Total lease payments	32,168
Less: Imputed interest	3,713

Present value of lease liabilities	$28,455